Financial Risks - Summary of Reconciliation of Changes in Loss Allowance - Debt Securities (Detail) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact on year-end ECL		€ 68	€ 96
Debt securities [member] | Net carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		47,005	51,331	€ 51,331
Acquisition		3,250		3,654
Acquisitions through business combination				52
Disposal		(2,332)		(7,756)
Disposal of a business				(228)
Impact on year-end ECL		(38)		(5)
Amortizations through income statement		99		148
Unrealized gains/losses through equity		(1,294)		1,495
Movements related to fair value hedges		(1)
Change in models		10		(13)
Other movements		(1)		(9)
Transfer to/from other headings		(1)		(6)
CTA on opening balance		1,426		(1,706)
CTA on movements		(3)		49
Ending balance		48,120		47,005
Debt securities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		47,242	51,607	51,607
Acquisition		3,268		3,680
Acquisitions through business combination				52
Disposal		(2,365)		(7,829)
Disposal of a business				(228)
Amortizations through income statement		99		148
Unrealized gains/losses through equity		(1,294)		1,495
Movements related to fair value hedges		(1)
Other movements		(1)		(9)
Transfer to/from other headings		(1)		(6)
CTA on opening balance		1,433		(1,715)
CTA on movements		(3)		49
Ending balance		48,376		47,242
Debt securities [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		(237)	(276)	(276)
Acquisition		(17)		(26)
Disposal		33		73
Impact on year-end ECL		(38)		(5)
Change in models		10		(13)
CTA on opening balance		(7)		9
CTA on movements				(1)
Ending balance		(257)		(237)
Debt securities [member] | Lifetime ECL not credit impaired [member] | Gross carrying amount [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		357	413	413
Acquisition		27		37
Disposal		(28)		(83)
ECL transfer from stage 1 to stage 2		75		80
ECL transfer from stage 2 to stage 1		(64)		(76)
ECL transfer from stage 2 to stage 3		(31)		(23)
ECL transfer from stage 3 to stage 2		3		6
Unrealized gains/losses through equity		(5)		16
Transfer to/from other headings		2
CTA on opening balance		11		(14)
CTA on movements				1
Ending balance		346		357
Debt securities [member] | Lifetime ECL not credit impaired [member] | Expected credit loss [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		(25)	(32)	(32)
Acquisition		(1)		(1)
Disposal		1		3
ECL transfer from stage 1 to stage 2		(3)		(2)
ECL transfer from stage 2 to stage 1		1		3
ECL transfer from stage 2 to stage 3		10		3
ECL transfer from stage 3 to stage 2		(2)		(4)
Impact on year-end ECL		(2)		(2)
Change in models				6
CTA on opening balance		(1)		1
Ending balance		(24)		(25)
Debt securities [member] | 12-month ECL [member] | Gross carrying amount [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		46,461	50,666	50,666
Acquisition		3,240		3,620
Acquisitions through business combination				52
Disposal		(2,246)		(7,608)
Disposal of a business				(228)
ECL transfer from stage 1 to stage 2		(75)		(80)
ECL transfer from stage 1 to stage 3		(4)		(45)
ECL transfer from stage 2 to stage 1		64		76
ECL transfer from stage 3 to stage 1				59
Amortizations through income statement		76		113
Unrealized gains/losses through equity		(1,262)		1,488
Movements related to fair value hedges		(1)
Other movements				(9)
Transfer to/from other headings		(3)		(6)
CTA on opening balance		1,409		(1,683)
CTA on movements		(2)		46
Ending balance		47,657		46,461
Debt securities [member] | 12-month ECL [member] | Expected credit loss [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		(147)	(156)	(156)
Acquisition		(15)		(16)
Disposal		7		26
ECL transfer from stage 1 to stage 2		3		2
ECL transfer from stage 1 to stage 3				2
ECL transfer from stage 2 to stage 1		(1)		(3)
ECL transfer from stage 3 to stage 1				(39)
Impact on year-end ECL				36
Change in models		14		(5)
CTA on opening balance		(4)		5
Ending balance		(141)		(147)
Debt securities [member] | Lifetime ECL credit impaired [member] | Purchased credit impaired [member] | Gross carrying amount [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	[1]	425	528	528
Acquisition	[1]	1		22
Disposal	[1]	(91)		(138)
ECL transfer from stage 1 to stage 3	[1]	4		45
ECL transfer from stage 2 to stage 3	[1]	31		23
ECL transfer from stage 3 to stage 2	[1]	(3)		(6)
ECL transfer from stage 3 to stage 1	[1]			(59)
Amortizations through income statement	[1]	22		36
Unrealized gains/losses through equity	[1]	(27)		(10)
Other movements	[1]	(1)
CTA on opening balance	[1]	13		(18)
CTA on movements	[1]	(1)		2
Ending balance	[1]	374		425
Debt securities [member] | Lifetime ECL credit impaired [member] | Purchased credit impaired [member] | Expected credit loss [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	[1]	(66)	€ (87)	(87)
Acquisition	[1]	(1)		(9)
Disposal	[1]	25		44
ECL transfer from stage 1 to stage 3	[1]			(2)
ECL transfer from stage 2 to stage 3	[1]	(10)		(3)
ECL transfer from stage 3 to stage 2	[1]	2		4
ECL transfer from stage 3 to stage 1	[1]			39
Impact on year-end ECL	[1]	(36)		(39)
Change in models	[1]	(5)		(15)
CTA on opening balance	[1]	(2)		3
Ending balance	[1]	€ (92)		€ (66)

[1]	Including purchased credit impaired.